Right-of-use Assets - Summary of Lease Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Lease Expenses [Abstract]
Interest expenses for lease liabilities	€ 185	€ 137	€ 92
Expenses for current lease liabilities	13	0	115
Expenses for leases of low-value assets	€ 6	€ 5	€ 18